Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 681	$ 596
Financial liabilities	681	596
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	54,285	48,199
Financial liabilities	58,866	51,358
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	54,966	48,795
Financial liabilities	$ 59,547	$ 51,954